Employee Benefit Plans (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share	$ 10.66	$ 12.10
Expected volatility							47.00%
Expected volatility, Minimum	54.63%	54.72%	54.63%	54.72%	54.72%	46.00%
Expected volatility, Maximum	54.75%	54.77%	56.14%	56.09%	56.09%	50.90%
Risk-free interest rate, Minimum	0.95%	2.18%	0.94%	2.18%	2.18%	1.13%	2.13%
Risk-free interest rate, Maximum	0.98%	2.23%	1.74%	2.72%	2.72%	3.12%	2.72%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share			10.66	12.10	12.10	6.18	7.42
Expected term	6 years 29 days	6 years 26 days	8 years 6 months	6 years 29 days	6 years 29 days	8 years 6 months	6 years 22 days
Minimum [Member]
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share			9.59	10.98	10.98	5.32	6.14
Expected term	5 years 11 months 9 days	5 years 10 months 24 days	5 years 3 months 7 days	5 years 5 months 19 days	5 years 5 months 19 days	5 years 3 months 4 days	4 years 11 months 12 days